UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10521

Name of Fund: BlackRock Corporate High Yield Fund V, Inc. (HYV)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Corporate High Yield Fund V, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 - 11/30/2007

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.6%      $ 2,872,000  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (a)(g)                    $   3,873,610
                                  2,100,000  DRS Technologies, Inc., 6.875% due 11/01/2013                                2,073,750
                                  1,500,000  Esterline Technologies Corp., 7.75% due 6/15/2013                            1,526,250
                                    465,000  Hawker Beechcraft Acquisition Co. LLC, 8.875% due 4/01/2015 (f)(g)             448,632
                                  2,025,000  L-3 Communications Corp., 7.625% due 6/15/2012                               2,078,156
                                  2,300,000  L-3 Communications Corp., 5.875% due 1/15/2015                               2,208,000
                                  2,120,000  L-3 Communications Corp., 3% due 8/01/2035 (a)(g)                            2,631,450
                                  2,125,000  L-3 Communications Corp. Series B, 6.375% due 10/15/2015                     2,103,750
                                    700,000  TransDigm, Inc., 7.75% due 7/15/2014                                           707,000
                                  3,025,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                           2,934,250
                                                                                                                      -------------
                                                                                                                         20,584,848
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                     176,312  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018 (m)            169,259
                                     58,628  Continental Airlines, Inc. Series 1998-1-C, 6.541% due 9/15/2009 (m)            58,188
                                    568,345  Continental Airlines, Inc. Series 2001-1-C, 7.033% due 12/15/2012 (m)          551,650
                                                                                                                      -------------
                                                                                                                            779,097
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.1%            1,820,000  Allison Transmission, 11.25% due 11/01/2015 (f)(g)                           1,702,676
                                    420,000  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                           428,400
                                  1,002,000  The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011                        1,047,090
                                  1,945,000  Lear Corp., 8.75% due 12/01/2016                                             1,789,400
                                                                                                                      -------------
                                                                                                                          4,967,566
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                1,095,000  Ford Capital BV, 9.50% due 6/01/2010                                         1,032,037
                                  1,100,000  Ford Motor Co., 8.90% due 1/15/2032                                            858,000
                                                                                                                      -------------
                                                                                                                          1,890,037
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.5%                  2,150,000  Constellation Brands, Inc., 8.125% due 1/15/2012                             2,139,250
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%              1,680,000  Angiotech Pharmaceuticals, Inc., 8.874% due 12/01/2013 (c)                   1,596,000
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.3%          1,094,000  Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (c)                    1,092,632
                                  2,125,000  Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                      2,178,125
                                  2,895,000  Momentive Performance Materials, Inc., 11.50% due 12/01/2016 (g)             2,569,312
                                                                                                                      -------------
                                                                                                                          5,840,069
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.5%            2,240,000  E*Trade Financial Corp., 12.50% due 11/27/2017                               2,176,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.5%                  1,300,000  American Pacific Corp., 9% due 2/01/2015                                     1,316,250
                                    950,000  Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (c)                           969,000
                                    800,000  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                                860,000
                                  1,220,000  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (g)                            1,098,000
                                  1,185,000  Innophos, Inc., 8.875% due 8/15/2014                                         1,179,075
                                    675,000  Key Plastics LLC, 11.75% due 3/15/2013 (g)                                     540,000
                                  2,500,000  MacDermid, Inc., 9.50% due 4/15/2017 (g)                                     2,268,750
                                  1,125,000  NOVA Chemicals Corp., 7.863% due 11/15/2013 (c)                              1,080,000
                                  1,077,000  Nalco Finance Holdings, Inc., 10.086% due 2/01/2014 (b)                        980,070
                                    815,000  Terra Capital, Inc. Series B, 7% due 2/01/2017                                 804,813
                                                                                                                      -------------
                                                                                                                         11,095,958
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &             2,050,000  Ashtead Capital, Inc., 9% due 8/15/2016 (g)                                  1,804,000
Supplies - 5.5%                   4,425,000  Corrections Corp. of America, 7.50% due 5/01/2011                            4,480,312
                                    835,000  DI Finance Series B, 9.50% due 2/15/2013                                       872,575

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 2,045,000  PNA Intermediate Holding Corp., 11.869% due 2/15/2013 (c)(f)(g)          $   1,881,400
                                  3,680,000  Quebecor World, Inc., 9.75% due 1/15/2015 (g)                                2,925,600
                                    315,000  Sally Holdings LLC, 9.25% due 11/15/2014                                       313,425
                                  1,585,000  Sally Holdings LLC, 10.50% due 11/15/2016                                    1,577,075
                                  1,000,000  US Investigations Services, Inc., 10.50% due 11/01/2015 (g)                    930,000
                                  4,425,000  Waste Services, Inc., 9.50% due 4/15/2014                                    4,425,000
                                  1,000,000  West Corp., 9.50% due 10/15/2014                                               985,000
                                  4,220,000  West Corp., 11% due 10/15/2016                                               4,220,000
                                                                                                                      -------------
                                                                                                                         24,414,387
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -        2,625,000  Dycom Industries, Inc., 8.125% due 10/15/2015                                2,618,437
1.2%                              2,965,000  Nortel Networks Ltd., 9.493% due 7/15/2011 (c)(g)                            2,883,463
                                                                                                                      -------------
                                                                                                                          5,501,900
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals -         1,795,000  Viasystems, Inc., 10.50% due 1/15/2011                                       1,795,000
0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.4%       565,000  Nortek, Inc., 8.50% due 9/01/2014                                              457,650
                                  1,475,000  Texas Industries, Inc., 7.25% due 7/15/2013                                  1,430,750
                                                                                                                      -------------
                                                                                                                          1,888,400
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 5.9%     2,175,000  Berry Plastics Holding Corp., 8.875% due 9/15/2014                           2,098,875
                                  2,805,000  Berry Plastics Holding Corp., 9.569% due 9/15/2014 (c)                       2,692,800
                                  3,250,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                              2,981,875
                                  1,550,000  Graphic Packaging International Corp., 8.50% due 8/15/2011                   1,526,750
                                    945,000  Graphic Packaging International Corp., 9.50% due 8/15/2013                     935,550
                                    620,000  Impress Holdings B.V., 8.368% due 9/15/2013 (c)(g)                             601,400
                                  3,933,000  Owens-Brockway Glass Container, Inc., 8.875% due 2/15/2009                   3,947,749
                                  1,500,000  Owens-Brockway Glass Container, Inc., 8.25% due 5/15/2013                    1,552,500
                                  2,020,000  Packaging Dynamics Finance Corp., 10% due 5/01/2016 (g)                      1,838,200
                                  1,765,000  Pregis Corp., 12.375% due 10/15/2013                                         1,906,200
                                  2,950,000  Rock-Tenn Co., 8.20% due 8/15/2011                                           2,986,875
                                  3,520,000  Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017                  3,379,200
                                                                                                                      -------------
                                                                                                                         26,447,974
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services     4,425,000  Service Corp. International, 7% due 6/15/2017                                4,170,563
- 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial               625,000  Ford Motor Credit Co. LLC, 7.993% due 1/13/2012 (c)                            544,592
Services - 0.8%                     300,000  Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                 267,367
                                    900,000  GMAC LLC, 7.25% due 3/02/2011                                                  797,124
                                     95,000  GMAC LLC, 8% due 11/01/2031                                                     80,604
                                  2,000,000  Leucadia National Corp., 8.125% due 9/15/2015                                1,990,000
                                                                                                                      -------------
                                                                                                                          3,679,687
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication       650,000  Qwest Communications International, Inc., 7.50% due 2/15/2014                  645,125
Services - 1.8%                   2,150,000  Qwest Corp., 8.944% due 6/15/2013 (c)                                        2,209,125
                                    850,000  Qwest Corp., 7.625% due 6/15/2015                                              867,000
                                  4,400,000  Windstream Corp., 8.125% due 8/01/2013                                       4,526,500
                                                                                                                      -------------
                                                                                                                          8,247,750
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 2.4%         2,750,000  Edison Mission Energy, 7.50% due 6/15/2013                                   2,750,000
                                  2,470,000  Mirant North America LLC, 7.375% due 12/31/2013                              2,476,175
                                    620,000  NSG Holdings LLC, 7.75% due 12/15/2025 (g)(m)                                  612,250
                                  1,825,000  Sierra Pacific Resources, 8.625% due 3/15/2014                               1,943,629

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 2,987,114  Tenaska Alabama Partners LP, 7% due 6/30/2021 (g)(m)                     $   3,076,829
                                                                                                                      -------------
                                                                                                                         10,858,883
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%         570,000  Belden, Inc., 7% due 3/15/2017                                                 560,025
                                  1,525,000  Coleman Cable, Inc., 9.875% due 10/01/2012                                   1,448,750
                                    919,000  UCAR Finance, Inc., 10.25% due 2/15/2012                                       946,570
                                                                                                                      -------------
                                                                                                                          2,955,345
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &            1,995,000  NXP BV, 7.993% due 10/15/2013 (c)                                            1,885,275
Instruments - 1.2%                1,403,000  NXP BV, 9.50% due 10/15/2015                                                 1,276,730
                                  2,325,000  Sanmina-SCI Corp., 8.125% due 3/01/2016                                      2,057,625
                                                                                                                      -------------
                                                                                                                          5,219,630
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services -       305,000  Compagnie Generale de Geophysique-Veritas, 7.50% due 5/15/2015                 307,287
1.9%                                470,000  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017                 472,350
                                  1,060,000  North American Energy Partners, Inc., 8.75% due 12/01/2011                   1,065,300
                                  3,000,000  Ocean RIG ASA, 9.24% due 4/04/2011 (c)                                       2,955,000
                                  3,710,000  SemGroup LP, 8.75% due 11/15/2015 (g)                                        3,543,050
                                                                                                                      -------------
                                                                                                                          8,342,987
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing -        1,225,000  AmeriQual Group LLC, 9.50% due 4/01/2012 (g)                                   955,500
1.8%                              3,000,000  National Beef Packing Co. LLC, 10.50% due 8/01/2011                          2,902,500
                                    815,000  Rite Aid Corp., 9.375% due 12/15/2015 (g)                                      704,975
                                  3,780,000  Rite Aid Corp., 7.50% due 3/01/2017                                          3,402,000
                                                                                                                      -------------
                                                                                                                          7,964,975
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.0%              4,373,000  Del Monte Corp., 8.625% due 12/15/2012                                       4,416,730
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%              1,955,000  El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (g)                    2,047,337
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &             800,000  The Cooper Cos., Inc., 7.125% due 2/15/2015                                    776,000
Supplies - 1.8%                   7,500,000  ReAble Therapeutics Finance LLC, 10.875% due 11/15/2014 (g)                  7,218,750
                                                                                                                      -------------
                                                                                                                          7,994,750
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &           1,505,000  Accellent, Inc., 10.50% due 12/01/2013                                       1,331,925
Services - 5.3%                   1,570,000  Community Health Systems, Inc. Series WI, 8.875% due 7/15/2015               1,585,700
                                  1,075,000  Omnicare, Inc., 6.75% due 12/15/2013                                           989,000
                                  1,160,000  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)                            871,450
                                  6,420,000  Tenet Healthcare Corp., 6.50% due 6/01/2012                                  5,649,600
                                  3,365,000  Tenet Healthcare Corp., 9.875% due 7/01/2014                                 3,171,513
                                  4,425,000  US Oncology, Inc., 9% due 8/15/2012                                          4,358,625
                                  2,200,000  United Surgical Partners International, Inc., 8.875% due 5/01/2017           2,145,000
                                    460,000  Universal Hospital Services, Inc., 8.288% due 6/01/2015 (c)                    453,100
                                    490,000  Universal Hospital Services, Inc., 8.50% due 6/01/2015 (f)(g)                  468,947
                                  2,950,000  Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                       2,795,125
                                                                                                                      -------------
                                                                                                                         23,819,985
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure       270,000  American Real Estate Partners LP, 7.125% due 2/15/2013                         252,450
- 7.7%                            1,845,000  American Real Estate Partners LP, 7.125% due 2/15/2013 (g)                   1,725,075
                                  2,075,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                            2,116,500
                                  1,165,000  French Lick Resorts & Casino LLC, 10.75% due 4/15/2014 (g)                     838,800

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $   425,000  Galaxy Entertainment Finance Co. Ltd., 10.409% due 12/15/2010 (c)(g)     $     435,625
                                    850,000  Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (g)               892,500
                                  2,970,000  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (g)                         2,910,600
                                    885,000  Greektown Holdings, LLC, 10.75% due 12/01/2013 (g)                             862,875
                                  2,450,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                 2,563,312
                                    355,000  Landry's Restaurants, Inc., 9.50% due 12/15/2014                               349,675
                                  1,855,000  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (g)         1,873,550
                                  2,950,000  Penn National Gaming, Inc., 6.875% due 12/01/2011                            2,942,625
                                  1,990,000  Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (g)                        1,840,750
                                  1,525,000  San Pasqual Casino, 8% due 9/15/2013 (g)                                     1,502,125
                                  1,350,000  Shingle Springs Tribal Gaming Authority, 9.375% due 6/15/2015 (g)            1,323,000
                                  1,775,000  Station Casinos, Inc., 6.50% due 2/01/2014                                   1,437,750
                                  2,400,000  Station Casinos, Inc., 7.75% due 8/15/2016                                   2,256,000
                                    615,000  Station Casinos, Inc., 6.625% due 3/15/2018                                    465,863
                                    520,000  Travelport LLC, 9.749% due 9/01/2014 (c)                                       509,600
                                  3,055,000  Tropicana Entertainment LLC Series WI, 9.625% due 12/15/2014                 2,123,225
                                  2,650,000  Universal City Florida Holding Co. I, 9.661% due 5/01/2010 (c)               2,676,500
                                    600,000  Virgin River Casino Corp., 9% due 1/15/2012                                    522,000
                                  1,850,000  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                    1,794,500
                                                                                                                      -------------
                                                                                                                         34,214,900
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.3%         2,350,000  American Greetings Corp., 7.375% due 6/01/2016                               2,256,000
                                  1,490,000  Jarden Corp., 7.50% due 5/01/2017                                            1,341,000
                                  2,350,000  Standard-Pacific Corp., 9.25% due 4/15/2012                                    822,500
                                  1,310,000  The Yankee Candle Company, Inc., 9.75% due 2/15/2017                         1,208,475
                                                                                                                      -------------
                                                                                                                          5,627,975
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%           925,000  Church & Dwight Co., Inc., 6% due 12/15/2012                                   901,875
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                2,460,000  First Data Corp., 9.875% due 9/24/2015 (g)                                   2,287,800
                                  3,250,000  SunGard Data Systems, Inc., 9.125% due 8/15/2013                             3,306,875
                                  3,160,000  SunGard Data Systems, Inc., 10.25% due 8/15/2015                             3,254,800
                                                                                                                      -------------
                                                                                                                          8,849,475
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &     1,480,000  The AES Corp., 8.75% due 5/15/2013 (g)                                       1,539,200
Energy Traders - 3.6%             4,400,000  Energy Future Holding Corp., 11.25% due 11/01/2017 (f)(g)                    4,256,369
                                  2,325,000  NRG Energy, Inc., 7.25% due 2/01/2014                                        2,272,688
                                  2,300,000  NRG Energy, Inc., 7.375% due 2/01/2016                                       2,254,000
                                  4,700,000  Texas Competitive Electric Holdings Co. LLC, 10.25% due 11/01/2015 (g)       4,523,750
                                  1,500,000  Texas Competitive Electric Holdings Co. LLC, 10.50% due 11/01/2016 (f)(g)    1,413,750
                                                                                                                      -------------
                                                                                                                         16,259,757
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                  2,500,000  Alliant Holdings I, Inc., 11% due 5/01/2015 (g)                              2,375,000
                                  1,000,000  USI Holdings Corp., 8.744% due 11/15/2014 (c)(g)                               895,000
                                                                                                                      -------------
                                                                                                                          3,270,000
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products      2,600,000  Quiksilver, Inc., 6.875% due 4/15/2015                                       2,307,500
- 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.9%                  1,890,000  AGY Holding Corp., 11% due 11/15/2014 (g)                                    1,823,850
                                    820,000  Accuride Corp., 8.50% due 2/01/2015                                            705,200
                                    690,000  RBS Global, Inc., 9.50% due 8/01/2014                                          683,100

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 1,155,000  RBS Global, Inc., 11.75% due 8/01/2016                                   $   1,155,000
                                    825,000  RBS Global, Inc., 8.875% due 9/01/2016                                         800,250
                                  3,300,000  Terex Corp., 8% due 11/15/2017                                               3,316,500
                                                                                                                      -------------
                                                                                                                          8,483,900
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.4%                     2,171,000  Navios Maritime Holdings, Inc., 9.50% due 12/15/2014                         2,230,703
                                  3,750,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                  3,946,875
                                                                                                                      -------------
                                                                                                                          6,177,578
-----------------------------------------------------------------------------------------------------------------------------------
Media - 18.3%                     2,065,000  Affinion Group, Inc., 11.50% due 10/15/2015                                  2,059,837
                                  2,650,000  Allbritton Communications Co., 7.75% due 12/15/2012                          2,623,500
                                    350,000  American Media Operations, Inc. Series B, 10.25% due 5/01/2009                 311,500
                                  1,705,000  Barrington Broadcasting Group LLC, 10.50% due 8/15/2014                      1,730,575
                                    750,000  Bonten Media Acquisition Co., 9% due 6/01/2015 (f)(g)                          629,631
                                  2,950,000  CMP Susquehanna Corp., 9.875% due 5/15/2014                                  2,478,000
                                  3,400,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                            3,332,000
                                    100,000  Cablevision Systems Corp. Series B, 9.644% due 4/01/2009 (c)                   101,500
                                    700,000  Cablevision Systems Corp. Series B, 8% due 4/15/2012                           666,750
                                  2,400,000  Cadmus Communications Corp., 8.375% due 6/15/2014                            2,184,000
                                  7,665,000  Charter Communications Holdings I, LLC, 11% due 10/01/2015                   6,663,562
                                  3,855,000  Charter Communications Holdings II, LLC, 10.25% due 9/15/2010                3,806,812
                                  2,171,000  Dex Media West LLC, 9.875% due 8/15/2013                                     2,255,126
                                  2,935,000  Echostar DBS Corp., 7.125% due 2/01/2016                                     3,056,069
                                    620,000  Harland Clarke Holdings Corp., 9.50% due 5/15/2015                             533,200
                                    510,000  Harland Clarke Holdings Corp., 9.619% due 5/15/2015 (c)                        428,400
                                  2,975,000  Idearc, Inc., 8% due 11/15/2016                                              2,781,625
                                    330,000  Intelsat Bermuda Ltd., 11.409% due 6/15/2013 (c)                               338,663
                                    945,000  Intelsat Bermuda Ltd., 8.886% due 1/15/2015 (c)                                946,181
                                  1,000,000  Intelsat Bermuda Ltd., 11.25% due 6/15/2016                                  1,035,000
                                  1,655,000  Intelsat Corp., 9% due 6/15/2016                                             1,679,825
                                  3,100,000  Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                   3,123,250
                                  1,616,000  Liberty Media Corp., 0.75% due 3/30/2023 (a)                                 1,714,980
                                  3,675,000  Mediacom LLC, 9.50% due 1/15/2013                                            3,417,750
                                    410,000  Network Communications, Inc., 10.75% due 12/01/2013                            410,000
                                  4,425,000  Nielsen Finance LLC, 10% due 8/01/2014                                       4,502,438
                                  3,313,000  PanAmSat Corp., 9% due 8/15/2014                                             3,362,695
                                  4,475,000  Paxson Communications Corp., 8.493% due 1/15/2012 (c)(g)                     4,396,688
                                  1,275,000  Quebecor Media, Inc., 7.75% due 3/15/2016                                    1,188,938
                                  1,100,000  R.H. Donnelley Corp., 8.875% due 10/15/2017 (g)                              1,036,750
                                  2,150,000  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                        1,961,875
                                  1,065,000  R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                        1,006,425
                                  1,912,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (g)                     2,064,960
                                  3,825,000  Salem Communications Corp., 7.75% due 12/15/2010                             3,805,875
                                  1,061,000  Sinclair Broadcast Group, Inc., 8% due 3/15/2012                             1,082,220
                                    775,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                             749,813
                                  5,890,000  TL Acquisitions, Inc., 10.50% due 1/15/2015 (g)                              5,742,750

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 1,125,000  Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (g)                $   1,136,250
                                  1,690,000  Young Broadcasting, Inc., 10% due 3/01/2011                                  1,352,000
                                                                                                                      -------------
                                                                                                                         81,697,413
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 4.9%            3,410,000  Aleris International, Inc., 9% due 12/15/2014 (f)                            2,789,212
                                    300,000  Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (g)                        274,500
                                    790,000  FMG Finance Pty Ltd., 10% due 9/01/2013 (g)                                    869,000
                                  1,140,000  FMG Finance Pty Ltd., 10.625% due 9/01/2016 (g)                              1,311,000
                                  2,925,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                  2,815,312
                                  1,700,000  Freeport-McMoRan Copper & Gold, Inc., 8.394% due 4/01/2015 (c)               1,729,750
                                  5,095,000  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                   5,502,600
                                  1,509,000  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                         1,376,962
                                  2,975,000  Novelis, Inc., 7.25% due 2/15/2015                                           2,774,188
                                    600,000  Ryerson, Inc., 12.574% due 11/01/2014 (c)(g)                                   577,500
                                  1,000,000  Ryerson, Inc., 12% due 11/01/2015 (g)                                          981,250
                                    770,000  Steel Dynamics, Inc., 7.375% due 11/01/2012 (g)                                764,225
                                                                                                                      -------------
                                                                                                                         21,765,499
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.7%            2,069,000  CenterPoint Energy, Inc., Series B, 3.75% due 5/15/2023 (a)                  3,302,641
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%           1,275,000  Neiman Marcus Group, Inc., 9% due 10/15/2015 (f)                             1,307,534
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -       750,000  Berry Petroleum Co., 8.25% due 11/01/2016                                      759,375
4.2%                              2,300,000  Chaparral Energy, Inc., 8.50% due 12/01/2015                                 2,035,500
                                  2,540,000  Compton Petroleum Finance Corp., 7.625% due 12/01/2013                       2,374,900
                                    980,000  Copano Energy LLC, 8.125% due 3/01/2016                                        980,000
                                  4,150,000  EXCO Resources, Inc., 7.25% due 1/15/2011                                    4,035,875
                                  3,000,000  Encore Acquisition Co., 6.25% due 4/15/2014                                  2,775,000
                                  1,800,000  Forest Oil Corp., 7.25% due 6/15/2019 (g)                                    1,782,000
                                    560,000  KCS Energy, Inc., 7.125% due 4/01/2012                                         539,000
                                  2,530,000  OPTI Canada, Inc., 8.25% due 12/15/2014 (g)                                  2,492,050
                                  1,110,000  Sabine Pass LNG LP, 7.50% due 11/30/2016                                     1,048,950
                                                                                                                      -------------
                                                                                                                         18,822,650
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -         2,925,000  Abitibi-Consolidated, Inc., 9.194% due 6/15/2011 (c)                         2,314,406
4.3%                                705,000  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                   482,925
                                    290,000  Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                                205,900
                                  1,500,000  Ainsworth Lumber Co. Ltd., 8.948% due 10/01/2010 (c)                         1,050,000
                                  1,185,000  Bowater Canada Finance Corp., 7.95% due 11/15/2011                             927,262
                                  4,075,000  Bowater, Inc., 8.694% due 3/15/2010 (c)                                      3,586,000
                                  4,000,000  Domtar Corp., 7.125% due 8/15/2015                                           3,860,000
                                  2,275,000  NewPage Corp., 11.161% due 5/01/2012 (c)                                     2,388,750
                                  1,770,000  NewPage Corp., 12% due 5/01/2013                                             1,849,650
                                  1,315,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                       1,091,450
                                  1,550,000  Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014                      1,540,313
                                                                                                                      -------------
                                                                                                                         19,296,656
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.4%          2,025,000  Chattem, Inc., 7% due 3/01/2014                                              1,964,250
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%            2,950,000  Elan Finance Plc, 8.869% due 11/15/2011 (c)                                  2,891,000
                                  1,500,000  PTS Acquisition Corp., 9.50% due 4/15/2015 (f)(g)                            1,365,000
                                                                                                                      -------------
                                                                                                                          4,256,000
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts     1,425,000  FelCor Lodging LP, 8.50% due 6/01/2011                                       1,499,812
(REITs) - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Corporate Bonds                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &        $ 4,400,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                      $   4,279,000
Development - 2.2%                2,240,000  Realogy Corp., 10.50% due 4/15/2014 (g)                                      1,685,600
                                  3,540,000  Realogy Corp., 11% due 4/15/2014 (f)(g)                                      2,469,150
                                  2,385,000  Realogy Corp., 12.375% due 4/15/2015 (g)                                     1,562,175
                                                                                                                      -------------
                                                                                                                          9,995,925
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.4%                4,150,000  Avis Budget Car Rental LLC, 7.369% due 5/15/2014 (c)                         3,838,750
                                    875,000  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                               840,000
                                    357,000  Britannia Bulk Plc, 11% due 12/01/2011                                         369,941
                                  1,975,000  St. Acquisition Corp., 12.50% due 5/15/2017 (g)                              1,046,750
                                                                                                                      -------------
                                                                                                                          6,095,441
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                    410,000  Amkor Technology, Inc., 7.75% due 5/15/2013                                    385,400
Semiconductor Equipment -         2,275,000  Amkor Technology, Inc., 9.25% due 6/01/2016                                  2,280,687
1.9%                              5,050,000  Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (f)                     4,406,125
                                  1,800,000  Spansion, Inc., 8.249% due 6/01/2013 (c)(g)                                  1,638,000
                                                                                                                      -------------
                                                                                                                          8,710,212
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                     945,486  BMS Holdings, Inc., 12.40% due 2/15/2012 (c)(f)(g)                             877,753
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.3%             520,000  Asbury Automotive Group, Inc., 7.625% due 3/15/2017                            470,600
                                  4,200,000  Autonation, Inc., 7.243% due 4/15/2013 (c)                                   3,948,000
                                  1,200,000  Autonation, Inc., 7% due 4/15/2014                                           1,134,000
                                    460,000  Beverages & More, Inc., 9.25% due 3/01/2012 (g)                                465,750
                                  1,480,000  Buffets, Inc., 12.50% due 11/01/2014                                           706,700
                                  2,610,000  General Nutrition Centers, Inc., 10.009% due 3/15/2014 (c)(f)                2,479,500
                                  2,100,000  General Nutrition Centers, Inc., 10.75% due 3/15/2015                        2,026,500
                                  1,340,000  Group 1 Automotive, Inc., 2.25% due 6/15/2036 (a)(n)                           944,700
                                  2,470,000  Michaels Stores, Inc., 10% due 11/01/2014                                    2,432,950
                                  3,130,000  Michaels Stores, Inc., 11.375% due 11/01/2016                                2,981,325
                                  1,675,000  United Auto Group, Inc., 7.75% due 12/15/2016                                1,591,250
                                                                                                                      -------------
                                                                                                                         19,181,275
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury        2,925,000  Levi Strauss & Co., 8.875% due 4/01/2016                                     2,851,875
Goods - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication        2,400,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013                 2,508,000
Services - 6.6%                   2,030,000  Centennial Communications Corp., 10.981% due 1/01/2013 (c)                   2,075,675
                                  1,145,000  Cricket Communications, Inc., 9.375% due 11/01/2014                          1,064,850
                                  2,300,000  Cricket Communications, Inc., 9.375% due 11/01/2014 (g)                      2,139,000
                                  1,250,000  Digicel Group Ltd., 8.875% due 1/15/2015 (g)                                 1,118,750
                                  3,347,000  Digicel Group Ltd., 9.125% due 1/15/2015 (f)(g)                              2,995,565
                                  1,775,000  Dobson Communications Corp., 9.493% due 10/15/2012 (c)                       1,810,500
                                    920,000  iPCS, Inc., 7.036% due 5/01/2013 (c)                                           855,600
                                  6,795,000  MetroPCS Wireless, Inc., 9.25% due 11/01/2014                                6,438,262
                                  3,550,000  Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (g)                  3,603,250
                                    300,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014                              276,000
                                    525,000  Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (g)                          483,000
                                  3,900,000  Rural Cellular Corp., 8.25% due 3/15/2012                                    4,046,250
                                                                                                                      -------------
                                                                                                                         29,414,702
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Corporate Bonds
                                             (Cost - $542,537,567) - 115.8%                                             517,967,706
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                       Face
Industry                             Amount  Floating Rate Loan Interests (d)                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%             $ 1,750,000  New Vision First Lien Term Loan, 11.63% due 10/26/2014                   $   1,697,500
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%                  4,650,000  Wellman, Inc. Second Lien Term Loan, 11.661% due 2/10/2010                   2,034,375
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%     1,273,356  Berry Plastics Corp. Term Loan B, 12.244% due 6/15/2014                      1,082,353
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &           2,255,377  Rotech Healthcare, Inc. Term Loan B, 10.832% due 9/26/2011                   2,120,055
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure     3,791,910  Travelport, Inc. Term Loan, 12.198% due 3/22/2012                            3,539,115
- 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%            37,052  Spectrum Brands, Inc. Letter of Credit, 4.566% due 4/15/2013                    35,737
                                    739,374  Spectrum Brands, Inc. Term Loan B-1, 8.665% - 9.249% due 4/15/2013             713,126
                                                                                                                      -------------
                                                                                                                            748,863
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &     5,500,000  TXU Corp. Term Loan 3, 8.396% due 10/10/2014                                 5,404,999
Energy Traders - 1.4%               750,000  TXU Corp. Term Loan B 2, 8.396% due 10/14/2029                                 735,938
                                                                                                                      -------------
                                                                                                                          6,140,937
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                    553,721  Rexnord Corp. Payment In Kind Term Loan, 12.58% due 3/02/2013                  487,274
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                        650,000  Affinion Group, Inc. Term Loan, 11.678% due 3/01/2012                          617,500
                                  4,000,000  Catalina Marketing Group Term Loan, 8.981% due 10/09/2015                    3,760,000
                                                                                                                      -------------
                                                                                                                          4,377,500
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -     1,100,000  SandRidge Energy, Inc. Term Loan, 8.625% due 3/01/2015                       1,097,250
0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -         2,855,000  Verso Paper Holdings LLC Term Loan B, 11.161% due 2/01/2013                  2,722,956
0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%           1,097,229  Michaels Stores, Inc. Term Loan B, 6.938% - 7.625% due 10/31/2014            1,005,211
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Floating Rate Loan Interests
                                             (Cost - $30,465,704) - 6.1%                                                 27,053,389
-----------------------------------------------------------------------------------------------------------------------------------

                                     Shares
                                       Held  Common Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -          123,724  Loral Space & Communications Ltd. (i)                                        4,236,310
0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%         109,685  Medis Technologies Ltd. (i)                                                  1,400,677
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -            74,889  Western Forest Products, Inc. (i)                                              104,850
0.1%                                 74,936  Western Forest Products, Inc., Restricted Shares (i)                           104,916
                                                                                                                      -------------
                                                                                                                            209,766
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                    145,433  Cypress Semiconductor Corp.                                                  4,831,284
Semiconductor Equipment -
1.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Common Stocks (Cost - $9,476,495) - 2.4%                              10,678,037
-----------------------------------------------------------------------------------------------------------------------------------

                                             Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -            63  EXCO Resources, Inc., 7% (a)                                                   693,000
0.8%                                    259  EXCO Resources, Inc., 11%                                                    2,849,000
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Preferred Stocks (Cost - $3,220,000) - 0.8%                            3,542,000
-----------------------------------------------------------------------------------------------------------------------------------

                                             Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &              52,465  HealthSouth Corp. (expires 1/16/2014)                                           41,972
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -             1,100  MDP Acquisitions Plc (expires 10/01/2013)                                      142,527
0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication            1,350  American Tower Corp. (expires 8/01/2008)                                       861,300
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Warrants (Cost - $87,831) - 0.2%                                       1,045,799
-----------------------------------------------------------------------------------------------------------------------------------

                                             Rights
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.0%          10,968  Medis Technologies Ltd. (k)                                                          0
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Rights (Cost - $0) - 0.0%                                                      0
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

                                 Beneficial
Industry                           Interest  Other Interests (l)                                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                    $ 1,250,000  Adelphia Escrow                                                          $         125
                                  1,567,669  Adelphia Recovery Trust                                                            157
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Other Interests (Cost - $5,125) - 0.0%                                       282
-----------------------------------------------------------------------------------------------------------------------------------

                                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                  3,113,549  BlackRock Liquidity Series, LLC
                                             Cash Sweep Series, 4.75% (e)(j)                                              3,113,549
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Short-Term Securities
                                             (Cost - $3,113,549) - 0.7%                                                   3,113,549
-----------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $588,906,271*) - 126.0%                          563,400,762

                                             Liabilities in Excess of Other Assets - (26.0%)                           (116,163,845)
                                                                                                                      -------------
                                             Net Assets - 100.0%                                                      $ 447,236,917
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 589,620,121
                                                                  =============
      Gross unrealized appreciation                               $   9,109,820
      Gross unrealized depreciation                                 (35,329,179)
                                                                  -------------
      Net unrealized depreciation                                 $ (26,219,359)
                                                                  =============
(a)   Convertible security.
(b) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(c)   Floating rate security.
(d) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(e)   Represents the current yield as of November 30, 2007.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(g) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(i)   Non-income producing security.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------
      Affiliate                                             Net Activity      Interest Income
      ---------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $278,710            $41,287
      ---------------------------------------------------------------------------------------

(k)   The rights may be exercised until December 17, 2007.
(l) "Other interests" represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(m)   Subject to principal paydowns.
(n)   Represents a step bond.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

BlackRock Corporate High Yield Fund V, Inc.
Schedule of Investments as of November 30, 2007 (Unaudited)

o     Swaps outstanding as of November 30, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------------------
                                                                                        Notional           Unrealized
                                                                                         Amount           Depreciation
      ----------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Company and receive 3.80%
      Broker, JPMorgan Chase
      Expires March 2010                                                              $ 4,750,000          $ (176,519)

      Sold credit default protection on Ford Motor Company and receive 3.80%
      Broker, UBS Warburg
      Expires March 2010                                                              $ 1,480,000             (55,000)

      Sold credit default protection on Ford Motor Company and receive 5.00%
      Broker, Goldman Sachs & Co.
      Expires June 2010                                                               $ 5,920,000            (101,404)
      ----------------------------------------------------------------------------------------------------------------
      Total                                                                                                $ (332,923)
                                                                                                           ===========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund V, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund V, Inc.

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: January 16, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund V, Inc.

Date: January 16, 2008